NATIONS FUND TRUST
       Supplement dated October 8, 1997 to Prospectuses dated August 1, 1997

                        Nations Managed Value Index Fund
                    Nations Managed SmallCap Value Index Fund

                                Primary A Shares

The prospectuses for the Primary A Shares of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are hereby supplemented by adding the following:

Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund will commence operations on November 24, 1997. Prior to the commencement of operations, the Funds' distributor, Stephens Inc., ("Stephens"), will accept subscriptions, through Institutions, for each Fund's shares at the initial offering price of $10.00 per share. The initial offering period for the shares is currently scheduled from October 13, 1997 through 3:00 p.m., Eastern time, November 24, 1997 (the "Subscription Period"). Subscriptions for shares of the Funds received during the Subscription Period will be accepted by the Funds and become firm orders when the Funds commence operations. Checks accompanying subscriptions received during the Subscription Period will be held uninvested until the close of business on November 24, 1997.

Shares of the Funds may also be purchased through Charles Schwab & Co., Inc. ("Schwab") during the Subscription Period. The purchase price for Fund shares will not be deducted from a Schwab customer's brokerage account until the close of business on November 24, 1997. For its services, Stephens will pay Schwab a fixed fee of up to seventy thousand dollars, plus up to fifty basis points on the net asset value of Fund shares sold by Schwab during the Subscription Period. Stephens will pay the fee, pursuant to a Selected Dealer Agreement, solely out of its own resources and such payment will have no effect on the fees or expenses of the Funds.

Schwab customers purchasing Primary A Shares during the Subscription Period will be charged a transaction fee upon redemption. Primary A Shares purchased through Schwab after the Subscription Period will be subject to transaction fees upon purchase and redemption.

All subscriptions may be canceled prior to November 24, 1997.

                               NATIONS FUND TRUST
         Supplement dated October 8, 1997 to Prospectuses dated August 1, 1997

                        Nations Managed Value Index Fund
                    Nations Managed SmallCap Value Index Fund

                                Investor A Shares

The prospectuses for the Investor A Shares of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are hereby supplemented by adding the following:

Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund will commence operations on November 24, 1997. Prior to the commencement of operations, the Funds' distributor, Stephens Inc., ("Stephens"), will accept subscriptions, directly or through Selling Agents, for each Fund's shares at the initial offering price of $10.00 per share. The initial offering period for the shares is currently scheduled from October 13, 1997 through 3:00 p.m., Eastern time, November 24, 1997 (the "Subscription Period"). Subscriptions for shares of the Funds received during the Subscription Period will be accepted by the Funds and become firm orders when the Funds commence operations. Checks accompanying subscriptions received during the Subscription Period will be held uninvested until the close of business on November 24, 1997.

Shares of the Funds may also be purchased through Charles Schwab & Co., Inc. ("Schwab") during the Subscription Period. The purchase price for Fund shares will not be deducted from a Schwab customer's brokerage account until the close of business on November 24, 1997. For its services, Stephens will pay Schwab a fixed fee of up to seventy thousand dollars, plus up to fifty basis points on the net asset value of Fund shares sold by Schwab during the Subscription Period. Stephens will pay the fee, pursuant to a Selected Dealer Agreement, solely out of its own resources and such payment will have no effect on the fees or expenses of the Funds. Schwab will receive remuneration from the Funds and/or their affiliates after the Subscription Period for recordkeeping and shareholder services for Investor A Shares purchased through Schwab.

All subscriptions may be canceled prior to November 24, 1997.